VANECK SPACE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for industry sectors.
Number
of Shares Value
COMMON STOCKS: 99.8%
Capital Goods : 34.3%
Astroscale Holdings, Inc.* 90,600 $ 667,068
Avio SpA 27,041 974,022
Firefly Aerospace, Inc. * 74,667 2,195,210
Intuitive Machines, Inc. * 100,709 2,154,166
MDA Space Ltd. * 70,808 2,922,954
Redwire Corp. * 167,974 2,054,322
Rocket Lab Corp. * 76,595 7,785,881
Voyager Technologies, Inc.* 38,074 1,227,887
19,981,510
Commercial & Professional Services : 5.8%
Planet Labs PBC* 86,989 2,881,946
Synspective, Inc.* 59,400 457,868
3,339,814
Media & Entertainment : 12.2%
EchoStar Corp.* 25,766 2,615,249
Eutelsat Communications
SACA * 326,183 900,840
Number
of Shares Value
Media & Entertainment (continued)
SES SA 179,983 $ 1,474,375
SKY Perfect JSAT Corp. 123,600 2,061,539
7,052,003
Software & Services : 1.9%
NextNav, Inc.* 60,795 1,083,975
Underline
Technology Hardware & Equipment : 7.5%
Gilat Satellite Networks Ltd.* 40,059 533,185
Viasat, Inc.* 42,759 3,840,185
4,373,370
Telecommunication Services : 38.1%
AST SpaceMobile, Inc.* 42,218 3,751,491
Globalstar, Inc. * 33,275 2,704,925
Iridium Communications, Inc. 57,647 3,161,938
Space Exploration
Technologies Corp.* 72,864 12,449,542
22,067,896
Total Common Stocks
(Cost: $67,187,798) 57,898,568
Total Investments: 99.8%
(Cost: $67,187,798) 57,898,568
Other assets less liabilities: 0.2% 89,848
NET ASSETS: 100.0% $ 57,988,416
* Non-income producing
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 57,898,568
Capital Goods $ 18,340,420 $ 1,641,090 $ — $ 19,981,510
Commercial & Professional
Services 2,881,946 457,868 — 3,339,814
Media & Entertainment 4,089,624 2,962,379 — 7,052,003
Software & Services 1,083,975 — — 1,083,975
Technology Hardware &
Equipment 4,373,370 — — 4,373,370
Telecommunication Services 22,067,896 — — 22,067,896
Total Investments $ 52,837,231 $ 5,061,337 $ — $ 57,898,568